Condensed Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class C [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Aug. 07, 2023
Balance, shares at Aug. 07, 2023
Issuance of Class A Common Stock	$ 26				18,224		18,250
Issuance of Class A Common Stock, shares	25,910,000
Issuance of Class B Common Stock		$ 3			2		5
Issuance of Class B Common Stock, shares		2,500,000
Net loss						(39,562)	(39,562)
Balance at Dec. 31, 2023	$ 26	$ 3			18,226	(39,562)	(21,307)
Balance, shares at Dec. 31, 2023	25,910,000	2,500,000
Issuance of Class A Common Stock	$ 1				14,999		15,000
Issuance of Class A Common Stock, shares	750,000
Net loss						(109,508)	(109,508)
Balance at Mar. 31, 2024	$ 27	$ 3			33,225	(149,070)	(115,815)
Balance, shares at Mar. 31, 2024	26,660,000	2,500,000
Balance at Dec. 31, 2023	$ 26	$ 3			18,226	(39,562)	(21,307)
Balance, shares at Dec. 31, 2023	25,910,000	2,500,000
Net loss							(885,064)
Balance at Sep. 30, 2024	$ 12	$ 3			50,840	(924,625)	(873,770)
Balance, shares at Sep. 30, 2024	11,581,218	2,500,000
Balance at Dec. 31, 2023	$ 26	$ 3			18,226	(39,562)	(21,307)
Balance, shares at Dec. 31, 2023	25,910,000	2,500,000
Issuance of Class A Common Stock	$ 1				32,599		32,600
Issuance of Class A Common Stock, shares	764,350
Net loss						(1,372,991)	(1,372,991)
Surrender of Class A Common Stock	$ (15)				15
Surrender of Class A Common Stock, shares	(15,093,132)
Balance at Dec. 31, 2024	$ 12	$ 3			50,840	(1,412,553)	(1,361,698)
Balance, shares at Dec. 31, 2024	11,581,218	2,500,000
Balance at Mar. 31, 2024	$ 27	$ 3			33,225	(149,070)	(115,815)
Balance, shares at Mar. 31, 2024	26,660,000	2,500,000
Issuance of Class A Common Stock					17,600		17,600
Issuance of Class A Common Stock, shares	14,350
Net loss						(275,142)	(275,142)
Surrender of Class A Common Stock	$ (15)				15
Surrender of Class A Common Stock, shares	(15,093,132)
Balance at Jun. 30, 2024	$ 12	$ 3			50,840	(424,212)	(373,357)
Balance, shares at Jun. 30, 2024	11,581,218	2,500,000
Net loss						(500,413)	(500,413)
Balance at Sep. 30, 2024	$ 12	$ 3			50,840	(924,625)	(873,770)
Balance, shares at Sep. 30, 2024	11,581,218	2,500,000
Balance at Dec. 31, 2024	$ 12	$ 3			50,840	(1,412,553)	(1,361,698)
Balance, shares at Dec. 31, 2024	11,581,218	2,500,000
Net loss						(291,321)	(291,321)
Balance at Mar. 31, 2025	$ 12	$ 3			50,840	(1,703,874)	(1,653,019)
Balance, shares at Mar. 31, 2025	11,581,218	2,500,000
Balance at Dec. 31, 2024	$ 12	$ 3			50,840	(1,412,553)	(1,361,698)
Balance, shares at Dec. 31, 2024	11,581,218	2,500,000
Net loss							(1,410,286)
Balance at Sep. 30, 2025	$ 12	$ 3			8,235,429	(2,822,839)	5,412,605
Balance, shares at Sep. 30, 2025	12,368,718	2,500,000
Balance at Mar. 31, 2025	$ 12	$ 3			50,840	(1,703,874)	(1,653,019)
Balance, shares at Mar. 31, 2025	11,581,218	2,500,000
Net loss						(622,756)	(622,756)
Issuance of commitment shares in conjunction with convertible note payable					300,000		300,000
Issuance of commitment shares in conjunction with convertible note payable, shares	37,500
Issuance of common stock pursuant to participative loan					7,884,589		7,884,589
Issuance of common stock pursuant to participative loan, shares	750,000
Balance at Jun. 30, 2025	$ 12	$ 3			8,235,429	(2,326,630)	5,908,814
Balance, shares at Jun. 30, 2025	12,368,718	2,500,000
Net loss						(496,209)	(496,209)
Balance at Sep. 30, 2025	$ 12	$ 3			$ 8,235,429	$ (2,822,839)	$ 5,412,605
Balance, shares at Sep. 30, 2025	12,368,718	2,500,000